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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karen L. Yerburgh
Title:            Managing Partner
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Karen L. Yerburgh           London, United Kingdom         May 13, 2010
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $2,092,078,632.63


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 31 MARCH 2010

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
                                  Item 2 -                                                   Item 6:           Item 8:
                                  Title or  Item 3 -               Item 4:        Item 5:     Inv     Item 7:   Voting
Item 1 - Stock Name                 Class    CUSIP   Portfolio   FMV (in US$)     Shares   Discretion Manager Authority
--------------------------------- -------- --------- --------- ---------------- ---------- ---------- ------- ---------
AMERICA MOVIL ADR                 ADR      02364W105             567,619,593.78 11,275,717    sole       1       sole    9,250,580
                                                                                                                 none    2,025,137

BANCO MACRO BANSUD ADR            ADR      05961W105              59,490,067.00  1,990,300    sole       1       sole    1,955,700
                                                                                                                 none       34,600

BANCO SANTANDER BRASIL - ADS      ADS      05967A107             356,509,466.39 28,681,373    sole       1       sole   23,534,263
                                                                                                                 none    5,147,110

BANCOLOMBIA ADR                   ADR      05968L102              85,068,415.44  1,863,084    sole       1       sole    1,411,603
                                                                                                                 none      451,481

COMPANHIA BRASILEIRA DE DIST. ADR ADR      20440T201              67,441,169.43  1,003,141    sole       1       sole      821,890
                                                                                                                 none      181,251

CREDICORP (US)                    ORD      G2519Y108             170,902,098.90  1,938,105    sole       1       sole    1,725,493
                                                                                                                 none      212,612

EMBOTELLADORA ANDINA ADR REP A    ADR      29081P204               7,253,627.50    414,493    sole       1       sole      228,193
                                                                                                                 none      186,300

EMBOTELLADORA ANDINA ADS REP B    ADR      29081P303              75,568,191.90  3,700,695    sole       1       sole    3,129,715
                                                                                                                 none      570,980

FEMSA ADS                         ADS      344419106             253,434,998.18  5,332,106    sole       1       sole    4,345,308
                                                                                                                 none      986,798

HDFC BANK LTD ADR                 ADR      40415F101               2,718,105.00     19,500    sole       1       sole       19,500
                                                                                                                 none            0

INFOSYS TECHNOLOGY LTD ADR        ADR      456788108               5,714,097.22     97,162    sole       1       sole       97,162
                                                                                                                 none            0

KOREA ELECTRIC POWER SPON ADR     ADR      500631106               5,202,467.76    320,349    sole       1       sole      313,088
                                                                                                                 none        7,261

MOBILE TELESYSTEMS ADR            ADR      607409109             100,551,292.50  1,811,735    sole       1       sole    1,483,695
                                                                                                                 none      328,040

PLATINUM GROUP METALS LTD         ORD      72765Q205              13,775,558.45  7,130,960    sole       1       sole    7,130,960
                                                                                                                 none            0

RETALIX LTD                       ORD      M8215W109              11,847,209.08    842,618    sole       1       sole      842,618
                                                                                                                 none            0

SHINHAN FINANCIAL GROUP ADR       ADR      824596100               2,631,450.00     33,100    sole       1       sole       33,100
                                                                                                                 none            0

SIMCERE PHARMACEUTICAL            ORD      82859P104              19,101,052.42  2,244,542    sole       1       sole    2,244,542
                                                                                                                 none            0

TAIWAN SEMICONDUCTOR CO ADR       ADR      874039100               7,326,216.00    698,400    sole       1       sole      554,100
                                                                                                                 none      144,300

TEVA PHARMACEUTICALS SPONS ADR    ADR      881624209             279,923,555.68  4,437,596    sole       1       sole    3,973,993
                                                                                                                 none      463,603

                                                               ----------------
                                                               2,092,078,632.63
                                                               ================
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